RELATED PARTY TRANSACTIONS - Compensation Of Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of related party transactions [Abstract]
Salaries and other short-term employee benefits	$ 6.4	$ 7.0
Post-employment benefits – defined benefit plans	1.9	1.8
Share-based payments	18.9	17.8
Key management personnel compensation	$ 27.2	$ 26.6